Segment reporting	6 Months Ended
Jun. 30, 2022
Segment reporting
Segment reporting

9. Segment reporting

The following table summarizes segment reporting. The sum of the amounts of the two segments equals the total for the Group in each of the periods.

	Three months ended June 30,
	2022				2021
	(€ in thousands)
			CONSO				CONSO
	SYSTEMS	SERVICES	LIDATION	GROUP	SYSTEMS	SERVICES	LIDATION	GROUP
Revenues	4,174	3,081	(564)	6,691	3,395	2,269	(721)	4,943
Third party	3,610	3,081		6,691	2,674	2,269	--	4,943
Intra-segment	564	--	(564)	—	721	--	(721)	—
Cost of sales	(2,742)	(1,858)		(4,600)	(1,918)	(1,613)		(3,531)
Gross profit	868	1,223		2,091	756	656		1,412
Gross profit in %	24.0%	39.7%		31.3%	28.3%	28.9%		28.6%
Operating Expenses				(5,046)				(5,122)
Other operating expenses				(256)				(284)
Other operating income				1,254				112
Operating loss				(1,957)				(3,882)
Finance expense				(947)				(596)
Finance income				1,040				1,974
Financial result				93				1,378
Loss before income taxes				(1,864)				(2,504)
Income tax income (expense)				65				—
Net loss				(1,799)				(2,504)

	Six months ended June 30,
	2022				2021
	(€ in thousands)
			CONSO				CONSO
	SYSTEMS	SERVICES	LIDATION	GROUP	SYSTEMS	SERVICES	LIDATION	GROUP
Revenues	5,612	6,303	(584)	11,331	6,374	4,242	(1,613)	9,003
Third party	5,028	6,303	--	11,331	4,761	4,242	--	9,003
Intra-segment	584	--	(584)	—	1,613	--	(1,613)	—
Cost of sales	(3,914)	(3,735)		(7,649)	(3,424)	(3,128)		(6,552)
Gross profit	1,114	2,568		3,682	1,337	1,114		2,451
Gross profit in %	22.2%	40.7%		32.5%	28.1%	26.3%		27.2%
Operating Expenses				(9,801)				(9,657)
Other operating expenses				(414)				(385)
Other operating income				3,458				1,026
Operating loss				(3,075)				(6,565)
Finance expense				(1,995)				(4,427)
Finance income				2,439				107
Financial result				444				(4,320)
Loss before income taxes				(2,631)				(10,885)
Income tax income (expense)				79				52
Net loss				(2,552)				(10,833)